IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 1,053,243	$ 938,409
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	308,446	280,087
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	249,533	266,051
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	110,468	76,450
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	60,221	46,905
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	68,610	55,575
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	30,071	21,797
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	77,217	64,729
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	29,188	20,547
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,458	23,201
Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	30,145	22,499
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	72,886	60,568
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	772,235	674,659
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	245,673	224,348
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	175,770	187,011
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	99,498	67,207
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	36,274	27,002
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	53,531	43,524
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,040	16,270
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	54,750	44,367
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	20,220	14,372
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,084	6,075
Drawn [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9,954	7,412
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	48,441	37,071
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	188,609	169,974
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	62,697	55,655
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,535	26,933
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,863	1,606
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	20,237	16,470
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,325	9,830
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,235	4,646
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,603	16,126
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,859	5,199
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,967	5,468
Undrawn commitments [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,740	10,864
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	17,548	17,177
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	37,713	37,974
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,030	16,331
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,500	4,011
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,643	1,649
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	459	1,032
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	248	289
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	695	1,238
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	336	282
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,066	10,281
Over the counter derivatives [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,087	1,273
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,649	1,588
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,202	23,608
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	76	84
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,887	6,808
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	434	400
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,067	1,784
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,295	1,189
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	548	592
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,169	2,998
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	773	694
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,341	1,377
Other off balance sheet items [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,364	2,950
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,248	4,732
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,484	32,194
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,311	28,968
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 3,173	$ 3,226